Going Concern and Management Plans	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern and Management Plans

Note 2. Liquidity and Management Plans

The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As of March 31, 2017, the Company had working capital of $9.0 million and an accumulated deficit of $14.2 million. Since inception, the Company has recorded approximately $876,000 of revenue from contract research and government grants. As of March 31, 2017, the Company had cash and cash equivalents of $9.4 million which the Company believes is sufficient to fund its current operations through June 2018. The Company had $10 million of cash and cash equivalents on hand as of May 12, 2017 to fund its business. The Company cannot yet estimate the amount of capital expenditures to be incurred in connection with the operations of the Acquired Business (as defined in Note 9) upon closing of the transactions discussed more fully in Note 9 as it is continuing to conduct due diligence on the operations and available financial information associated with the acquisition. Consummation of the transactions is conditioned, in part, on delivery to the Company of the financial books and records of the Acquired Business sufficient for the completion of an audit or financial information as necessary to satisfy any SEC filing requirements related to the acquisition.

There is no assurance that the Company’s projections and estimates are accurate. The Company’s primary sources of operating funds since inception have been private equity, note financings and grants. The Company needs to raise additional capital to accomplish its business plan objectives and will continue its efforts to secure additional funds through issuance of debt or equity instruments and/or receipts of grants as appropriate. Management believes that it will be successful in obtaining additional financing based on its history of raising funds; however, the amount of funds raised, if any, may not be sufficient to enable the Company to attain profitable operations. To the extent that the Company is unsuccessful in obtaining additional financing, the Company may need to curtail or cease its operations and implement a plan to extend payables or reduce overhead until sufficient additional capital is raised to support further operations. There can be no assurance that such a plan will be successful.

Note 2.  Going Concern and Management Plans

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As of June 30, 2016, the Company had working capital of $3,710,160 and an accumulated deficit of $6,674,813.  The Company has not generated any revenues from operations and incurred net losses since inception. As of June 30, 2016, the Company had cash and cash equivalents of $4,155,444. The Company estimates that the $2.8 million of cash and cash equivalents as of October 25, 2016, and the future receipts from National Science Foundation/Small Business Innovation Research (“NSF/SBIR”) grants already awarded will be sufficient to fund its operations through March 31, 2017. In order to fund operations past that date, the Company will need to raise additional capital, through the sale of additional equity securities, through additional grants, or otherwise, to support future operations. There is no assurance that the Company’s projections and estimates are accurate. Although the Company is actively managing and controlling the Company’s cash outflows to mitigate these risks, these matters raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset amounts or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company’s primary sources of operating funds since inception have been equity and note financings and grants. The Company intends to raise additional capital through private debt and equity investors in order to accomplish its business plan objectives and is continuing its efforts to secure additional funds through debt or equity instruments and grants. Management believes that it will be successful in obtaining additional financing based on its history of raising funds; however, no assurance can be provided that the Company will be able to do so. There is no assurance that any funds it raises will be sufficient to enable the Company to attain profitable operations or continue as a going concern. To the extent that the Company is unsuccessful, the Company may need to curtail or cease its operations and implement a plan to extend payables or reduce overhead until sufficient additional capital is raised to support further operations. There can be no assurance that such a plan will be successful.